SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------
                            DEUTSCHE HIGH INCOME VIP


                                    Class A




The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.




                                 CLASS           1          5         10
                             INCEPTION        YEAR      YEARS      YEARS
                           -----------  ----------  ---------  ---------
CLASS A                     4/6/1982        -4.44       4.54       5.39
--------------------------  --------       ------       ----       ----
BANK OF AMERICA MERRILL
LYNCH US HIGH YIELD
MASTER II CONSTRAINED
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   -4.61       4.84       6.82
-------------------------- --------        ------       ----       ----
CREDIT SUISSE HIGH YIELD
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   -4.93       4.73       6.55
-------------------------- --------        ------       ----       ----

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.

The following disclosure is added under the "ADDITIONAL INDEX INFORMATION" heading of the "APPENDIX" section of the fund's prospectus.



BOFA MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

               Please Retain This Supplement for Future Reference


June 2, 2016
PROSTKR-650

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